Balances and Transactions with Related Parties (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Disclosure of transactions between related parties [line items]
Other payables	₪ 12	$ 3	₪ 14
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Other payables	425	123	318
Total	425	123	318
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Other payables	827	238	805
Total	₪ 827	$ 238	₪ 805